CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Total UXIN LIMITED shareholders' deficit Initial public offering CNY (¥)	Total UXIN LIMITED shareholders' deficit Share swap feature of redeemable non-controlling interests Fairlubo Auction Company Limited CNY (¥)	Total UXIN LIMITED shareholders' deficit CNY (¥)	Ordinary share Initial public offering CNY (¥) shares	Ordinary share Share swap feature of redeemable non-controlling interests Fairlubo Auction Company Limited CNY (¥) shares	Ordinary share CNY (¥) shares	Additional paid-in capital Initial public offering CNY (¥)	Additional paid-in capital Share swap feature of redeemable non-controlling interests Fairlubo Auction Company Limited CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income Share swap feature of redeemable non-controlling interests Fairlubo Auction Company Limited CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interest Share swap feature of redeemable non-controlling interests Fairlubo Auction Company Limited CNY (¥)	Non-controlling interest CNY (¥)	Initial public offering CNY (¥)	Share swap feature of redeemable non-controlling interests Fairlubo Auction Company Limited CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2015			¥ (2,576,261)			¥ 35					¥ 37,537	¥ (2,613,833)		¥ 19,347				¥ (2,556,914)
Balance (in shares) at Dec. 31, 2015 | shares						57,411,630
Changes in equity
Foreign currency translation adjustments			(6,995)								(6,995)			3,743				(3,252)
Net loss			(1,357,745)									(1,357,745)		(35,181)				(1,392,926)
Repurchase of ordinary shares			(299,284)			¥ (18)						(299,266)						(299,284)
Repurchase of ordinary shares (in shares) | shares						(28,078,290)
Share-based compensation			226,442			¥ 13			¥ 226,429									226,442
Share-based compensation (in shares) | shares						19,985,520
Accretion on preferred shares to redemption value			(421,346)						(229,857)			(191,489)						(421,346)
Deemed contribution from preferred shareholders			3,428						3,428									3,428
Balance at Dec. 31, 2016			(4,431,761)			¥ 30					30,542	(4,462,333)		(12,091)				(4,443,852)
Balance (in shares) at Dec. 31, 2016 | shares						49,318,860
Changes in equity
Foreign currency translation adjustments			46,065								46,065			(2,659)				43,406
Net loss			(2,722,596)									(2,722,596)		(25,202)				(2,747,798)
Share-based compensation			165,873						165,873									165,873
Transaction with non-controlling interests			(45,357)									(45,357)		(18,851)				(64,208)
Accretion on preferred shares to redemption value			(555,824)						(73,094)			(482,730)						(555,824)
Noncontrolling interests arising from business combination (Note 3)														8,342				8,342
Deemed dividend to preferred shareholders			(587,564)									(587,564)						(587,564)
Deemed dividend from preferred shareholders (Note 25)									(92,779)			92,779						92,779
Balance at Dec. 31, 2017			(8,131,164)			¥ 30					76,607	(8,207,801)		(50,461)				¥ (8,181,625)
Balance (in shares) at Dec. 31, 2017 | shares						49,318,860											49,318,860	49,318,860
Changes in equity
Foreign currency translation adjustments			11,407								11,407			(6,589)			$ 702	¥ 4,818
Net loss			(1,522,514)									(1,522,514)		(15,771)			(224,136)	(1,538,285)
Share-based compensation			151,274						151,274									151,274
Issuance of restricted shares to Mr. Kun Dai			620,446			¥ 11			620,435									620,446
Issuance of restricted shares to Mr. Kun Dai (in shares) | shares						17,742,890
Issuance of ordinary shares due to exercise of the share option			286,681			¥ 5			286,676									286,681
Issuance of ordinary shares due to exercise of the share option (in shares) | shares						8,479,505
Conversion of redeemable preferred shares (Note 25)			11,013,180			¥ 486			11,012,694									11,013,180
Conversion of redeemable preferred shares (Note 25) (in shares) | shares						743,343,820
Transaction with non-controlling interests			(182)						(182)					(4,819)				(5,001)
Accretion on preferred shares to redemption value			(318,951)						(38,582)			(280,369)					(46,473)	(318,951)
Deemed dividend to preferred shareholders			(544,773)									(544,773)					(79,376)	(544,773)
Issuance of ordinary shares	¥ 1,342,881	¥ 159,350		¥ 50	¥ 9		¥ 1,342,831	¥ 161,294		¥ (1,953)			¥ 74,561		¥ 1,342,881	¥ 233,911
Issuance of ordinary shares (in shares) | shares				75,000,000	13,026,713
Repurchase of the surrender shares (Note 24)			(698,680)			¥ (16)			(573,600)			(125,064)						(698,680)
Repurchase of the surrender shares (Note 24) (in shares) | shares						(26,251,889)
40,809,861 ordinary shares were redesignated to Class B ordinary shares with super voting power granted to Mr. Kun Dai (Note 26)			5,178						5,146			32		589				5,767
Balance at Dec. 31, 2018			¥ 2,374,133			¥ 575			¥ 12,967,986		¥ 86,061	¥ (10,680,489)		¥ (2,490)			$ 345,560	¥ 2,371,643
Balance (in shares) at Dec. 31, 2018 | shares						880,659,899											880,659,899	880,659,899